Share-based compensation - Share Based Compensation Related to Parent's Series D Financing (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 25, 2020 shares	Sep. 25, 2020 $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	143,681,555
Share-based compensation expenses			¥ 166,161	$ 24,091	¥ 223,345	¥ 929,098
Share-based compensation related to Parent's Series D Financing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥						¥ 204,473
Share-based compensation related to Parent's Series D Financing | Relx inc (the former parent)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		3,754,294
Transaction price (in USD per share) | $ / shares		$ 28.97